Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of deferred revenue in Consolidated Balance Sheets

	Year Ended December 31,
	2023	2022
	U.S. Dollars (in thousands)
Beginning of year	9,567	6,867
Deferral of revenue	8,934	6,948
Recognition of deferred revenue	(4,508)	(4,248)

Balance at end of year	13,993	9,567